Performance Management	Apr. 28, 2025
M International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the MSCI ACWI (All Country World Index) ex USA IMI Index, which the Adviser believes is more representative of the market sector in which the Fund invests than the Fund's previous index, the MSCI All Country World ex USA Index. The performance prior to December 12, 2018 reflects the performance results obtained under a different sub-adviser that used different investment strategies. Had the current sub-adviser and investment strategies been in place during that period, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the MSCI ACWI (All Country World Index) ex USA IMI Index, which the Adviser believes is more representative of the market sector in which the Fund invests than the Fund's previous index, the MSCI All Country World ex USA Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest quarterly return: 18.23% (for the quarter ended 12/31/2020) Lowest quarterly return: (26.33)% (for the quarter ended 3/31/2020)
Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	18.23%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(26.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the MSCI ACWI (All Country World Index) ex USA IMI Index and the MSCI All Country World ex USA Index. You cannot invest directly in an index. The Index returns are calculated on a total return basis and reflects no deduction for fees or expenses.

Performance [Table]
	One Year	Five Years	Ten Years
M International Equity Fund	3.96%	4.59%	3.61%
MSCI ACWI (All Country World Index) ex USA IMI Index[1]	5.23%	4.12%	4.91%
MSCI All Country World ex USA Index[2] (reflects no deduction for fees or expenses)	5.53%	4.10%	4.80%

[1] The Fund has adopted this broad-based index as its primary benchmark index in response to new regulatory requirements and serves as the Fund's regulatory index. The Adviser also believes that this index is more representative of the market sector in which the Fund invests than the Fund's previous index.

[2] The MSCI All Country World ex USA Index is the Fund's previous index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
M Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the S&P 500® Index and the Russell 1000® Growth Index, which is more representative of the market sector in which the Fund invests. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the S&P 500® Index and the Russell 1000® Growth Index, which is more representative of the market sector in which the Fund invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest quarterly return: 25.91% (for the quarter ended 6/30/2020) Lowest quarterly return: (17.70)% (for the quarter ended 6/30/2022)
Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	25.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(17.70%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the S&P 500® Index and the Russell 1000® Growth Index. You cannot invest directly in an index. The Index returns are calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Performance [Table]
	One Year	Five Years	Ten Years
M Large Cap Growth Fund	25.50%	14.12%	13.87%
S&P 500® Index[1]	25.02%	14.53%	13.10%
Russell 1000® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%

[1] The Fund has adopted this broad-based index as its primary benchmark index in response to new regulatory requirements and serves as the Fund's regulatory index.

[2] The Russell 1000® Growth Index is the Fund's additional index and is more representative of the Fund's risk and return than the regulatory index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
M Capital Appreciation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the S&P 500 Index and the Russell 2500® Index, which is more representative of the market sector in which the Fund invests. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the S&P 500 Index and the Russell 2500® Index, which is more representative of the market sector in which the Fund invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest quarterly return: 32.36% (for the quarter ended 6/30/2020) Lowest quarterly return: (35.85)% (for the quarter ended 3/31/2020)
Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	32.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(35.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the S&P 500® Index and the Russell 2500® Index. You cannot invest directly in an index. The Index returns are calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Performance [Table]
	One Year	Five Years	Ten Years
M Capital Appreciation Fund	9.94%	9.04%	8.67%
S&P 500® Index[1]	25.02%	14.53%	13.10%
Russell 2500® Index[2] (reflects no deduction for fees, expenses or taxes)	12.00%	8.77%	8.85%

[1] The Fund has adopted this broad-based index as its primary benchmark index in response to new regulatory requirements and serves as the Fund's regulatory index.

[2] The Russell 2500® Index is the Fund's additional index and is more representative of the Fund's risk and return than the regulatory index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
M Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the Russell 1000® Index and the Russell 1000® Value Index, which is more representative of the market sector in which the Fund invests. The performance prior to December 31, 2019 reflects the performance results obtained under a different sub-adviser that used a different investment strategy. Had the current sub-adviser and investment strategies been in place during that period, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the Russell 1000® Index and the Russell 1000® Value Index, which is more representative of the market sector in which the Fund invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest quarterly return: 16.06% (for the quarter ended 12/31/2022) Lowest quarterly return: (28.75)% (for the quarter ended 3/31/2020)
Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	16.06%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(28.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the Russell 1000® Index and the Russell 1000® Value Index. You cannot invest directly in an index. The Index returns are calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Performance [Table]
	One Year	Five Years	Ten Years
M Large Cap Value Fund	18.63%	9.63%	7.81%
Russell 1000® Index[1]	24.51%	14.28%	12.87%
Russell 1000® Value Index[2] (reflects no deduction for fees, expenses or taxes)	14.37%	8.69%	8.49%

[1] The Fund has adopted this broad-based index as its primary benchmark index in response to new regulatory requirements and serves as the Fund's regulatory index.

[2] The Russell 1000® Value Index is the Fund's additional index and is more representative of the Fund's risk and return than the regulatory risk.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)